Income Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Taxes Payable Abstract
VAT taxes payable	$ 345,133	$ 442,054
Income taxes payable	2,761,201	2,272,072
Other taxes payable	26,960	8,283
Total	$ 3,133,294	$ 2,722,409